Segment Information - Summary of Capital Expenditure (Parenthetical) (Detail) - Transfer Of Business From Enterprise To Openreach - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Openreach [Member]
Disclosure Of Operating Segments [Line Items]
Increase (decrease) in property, plant and equipment	£ 41	£ 47
Enterprise [Member]
Disclosure Of Operating Segments [Line Items]
Increase (decrease) in property, plant and equipment	£ (41)	£ (47)